Commitments and Contingencies - Schedule of Future Operating Lease Obligations Maturity (Details) - Purchase Commitments [Member]	Sep. 30, 2025 USD ($)
Commitments and Contingencies - Schedule of Future Operating Lease Obligations Maturity (Details) [Line Items]
2025 (Remainder)	$ 49
2026	198
2027	198
2028	17
Total	$ 462